CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses
Research and development (note 20)	$ 21,647	$ 17,709	$ 15,432
General and administrative (note 20)	13,335	16,082	11,492
Loss before the following	(34,982)	(33,791)	(26,924)
Change in fair value of warrant derivative (notes 9, 17)	1,242	5,285	(20)
Foreign exchange gain (loss)	961	(475)	1,665
Interest income, net	1,199	1,326	528
Loss before income taxes	(31,580)	(27,655)	(24,751)
Income tax expense (note 15)	(130)	(97)	(84)
Net loss	(31,710)	(27,752)	(24,835)
Other comprehensive income (loss) items that may be reclassified to net loss
Translation adjustment	417	(118)	274
Comprehensive loss	$ (31,293)	$ (27,870)	$ (24,561)
Basic loss per common share (cad per share)	$ (0.41)	$ (0.41)	$ (0.43)
Diluted loss per common share (cad per share)	$ (0.41)	$ (0.41)	$ (0.43)
Weighted average number of shares (basic) (shares)	76,482,914	67,624,036	58,029,745
Weighted average number of shares (diluted) (shares)	76,482,914	67,624,036	58,029,745